Climate change and energy transition (Tables)	12 Months Ended
Dec. 31, 2023
Climate change and energy transition [Abstract]
Schedule of number of EU ETS quotas utilised and related monetary amounts recognised

Number of EU ETS quotas in
thousands
in USD million
2023 2022 2023 2022
Opening balance at 1 January 10,782 11,026 20 59
Allocated free quotas 356 3,697
Purchased quotas on the ETS market 7,822 5,985 708 509
Sold quotas on the ETS market 0 0
Returned excess free quotas (544) 0
Settled quotas (offset against emissions) (9,840) (9,926) (635) (548)
Closing balance at 31 December 8,576 10,782 93 20

Schedule of investments included as additions to PP&E, intangibles and equity accounted investments

(in USD million) 2023 2022
Offshore, REN 880 146
Onshore, REN 1,127 152
Total Additions to PP&E, intangibles and equity accounted investments - REN 2,007 298
Low carbon solutions (within MMP) 179 36
Total Additions to PP&E, intangibles and equity accounted investments - REN

and
LCS

2,186 334

Price sensitivity

Management's price assumptions 1)
Net Zero Emissions (NZE) by 2050
Scenario 4)
Announced Pledges Scenario (APS) 5)
Brent blend, 2030 78 USD/bbl 46 USD/bbl 79 USD/bbl
Brent blend, 2040 73 USD/bbl 37 USD/bbl 72 USD/bbl
Brent blend, 2050 68 USD/bbl 28 USD/bbl 65 USD/bbl
TTF, 2030 9.1 USD/MMBtu 4.5 USD/MMBtu 6.8 USD/MMBtu
TTF, 2040 9.5 USD/MMBtu 4.4 USD/MMBtu 6.2 USD/MMBtu
TTF, 2050 9.5 USD/MMBtu 4.3 USD/MMBtu 5.6 USD/MMBtu
EU ETS 2), 3) , 2030 123 USD/tCO
2
146 USD/tCO
2
141 USD/tCO
2
EU ETS 2), 3) , 2040 150 USD/tCO
2
214 USD/tCO
2
182 USD/tCO
2
EU ETS 2), 3) , 2050 176 USD/tCO
2
261 USD/tCO
2
208 USD/tCO
2
Illustrative potential impairment (USD) ~ 10.0 billion ~ 3.0 billion
Management’s future commodity price assumptions

applied when estimating value in use, see note

14 Impairments.
2)

Scenarios: Price of CO
2

quotas in advanced economies with net zero pledges,

not including any other CO
2

taxes.
3)

EU ETS price assumptions have been translated from EUR

to USD using Equinor’s assumptions for currency rates, EUR/USD

=
1,176 .
4)

A scenario where all national energy and climate targets

made by governments are met on time and in full. Using

this scenario, the world is expected to
reach a 1.7ºC increase in the year 2100.
5)

A scenario where the world moves on a potential path towards limiting global warming to 1.5 °C relative to pre-industrial levels.